Shareholder Report, Holdings (Details)	May 31, 2024
Longboard Fund Class A | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class A | Boston Scientific Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class A | Starwood Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class A | Phillips Edison & Company, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Arthur J Gallagher & Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Roper Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Progressive Corporation (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Bank of New York Mellon Corporation (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Box, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | TJX Companies, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Longboard Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Longboard Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Longboard Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Longboard Fund Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Longboard Fund Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Longboard Fund Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Longboard Fund Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Longboard Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Longboard Fund Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Longboard Fund Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Longboard Fund Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Longboard Fund Class I | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class I | Boston Scientific Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class I | Starwood Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Longboard Fund Class I | Phillips Edison & Company, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Arthur J Gallagher & Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Roper Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Progressive Corporation (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Bank of New York Mellon Corporation (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Box, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | TJX Companies, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Longboard Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Longboard Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Longboard Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Longboard Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Longboard Fund Class I | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Longboard Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Longboard Fund Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Longboard Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Longboard Fund Class I | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Longboard Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Longboard Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%